Combined Prospectus - Combined Prospectus: 1	Apr. 21, 2026 USD ($)
Combined Prospectus Table
Rule 429	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price of Securities Previously Registered	$ 879,937,361.83
Form Type	F-10
File Number	333-278270
Initial Effective Date	Mar. 27, 2024
Combined Prospectus Note	Pursuant to Rule 429 under the Securities Act, the prospectus included in this Registration Statement, to which this exhibit is attached, is a combined prospectus relating to this Registration Statement and to the registration statement on Form F-10 (File No. 333-278270), which became effective on March 27, 2024 (the "Prior Registration Statement"), relating to such indeterminate number of common shares, debt securities, subscription receipts, warrants and units of the Registrant as shall have an aggregate initial offering price not to exceed US$1,000,000,000, of which $879,937,361.83 remains unsold under the Prior Registration Statement. This Registration Statement combines the remaining $879,937,361.83 of unsold securities from the Prior Registration Statement with an additional $120,062,638.17 of unallocated (universal) shelf to enable an aggregate $1,000,000,000 of securities to be offered pursuant to the combined prospectus. No separate registration fee is payable with respect to the $879,937,361.83 of unsold securities which were previously registered on the Prior Registration Statement.